Share-based compensation plan (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
22.1 Phantom shares plan (“PS”)
The number of phantom shares to be granted to each beneficiary is calculated based on a fixed financial amount per beneficiary.
The beneficiary may only exercise the rights to the phantom shares once the vesting period has been completed, lasting up to 5 (five) years from the date of grant, in accordance with the characteristics of each plan.
The settlement of the phantom shares is in cash, and the amount will be calculated by multiplying the number of shares granted by the value of the share measured based on the average price of the last 90 (ninety) trading sessions.
Since phantom stock option plans are settled in cash, their fair values are measured at the end of each reporting period.
If the beneficiaries leave the Company during the vesting period, they lose the right to exercise the phantom shares.
The plan transactions are presented below:

		Number of shares
Year of grant	Fair value on grant date	31/12/2023	Granted during of the year	Cancelled	Exercised (1)	31/12/2024	Available for completion	Restricted year for transfer of shares
								2025	2026	2027	2028
2019	R$42.81	39,461	903		(40,364)
2020	R$38.36	984,160	22,525	(204,963)	(768,338)	33,384	33,384
2021	R$62.15	1,724,020	39,387	(66,231)	(822,696)	874,480	425,280	449,200
2022	R$57.54	3,686,722	84,207	(286,478)	(23,014)	3,461,437		3,113,607	324,611	23,219
2023	R$48.79	3,294,062	74,647	(283,548)	(32,982)	3,052,179		28,333	2,721,535	302,311
2024	R$56.52		2,759,878	(81,947)	(2,914)	2,675,017			2,893	2,467,693	204,431
Number of stock options		9,728,425	2,981,547	(923,167)	(1,690,308)	10,096,497	458,664	3,591,140	3,049,039	2,793,223	204,431

Book value		268,489	173,486		(80,001)	361,974
Book value of the previous year		162,117	154,318		(47,946)	268,489
(1)The average price of the share options exercised and exercised due to termination of employment on December 31, 2024 was R$42.36 (forty-two reais and thirty-six cents) (R$58.07 (fifty-eight reais and seven cents) as at December 31, 2023).
22.2 Restricted shares plan (“Performance Shares”)
Each performance share corresponds to 1 (one) common, registered, book-entry share with no par value issued by the Company, to be delivered to the beneficiary once the conditions established in this plan have been met.
The acquisition of rights to the beneficiaries is subject to: (i) continued permanence of the beneficiaries as directors of the Company during the vesting period, (ii) achievement of the goals assigned in the programs and (iii) any other conditions determined by the Board of Directors in each grant made.
The vesting period may last up to 5 (five) years, starting from the date of grant, according to the characteristics of each plan.
The number of performance shares to be effectively delivered to each beneficiary will depend on the achievement of the goals linked to the respective programs and contracts, and will be determined after the vesting period. This calculation will also consider the Total Shareholder Return (“TSR”), which is an indicator used to measure the performance of the shares of the group of companies characterized as competitors of Suzano.
If beneficiaries leave the Company before fulfilling the conditions for obtaining rights, they lose the right to exercise the restricted share option.
The plan transactions are presented below:

		Number of stock options
Year of grant	Fair value on grant date	31/12/2023	Shares granted/provisioned	Exercised	31/12/2024	Restricted year for transfer of shares
						2025	2026	2027	2029
2021	R$51.70	111,685	2,559	(114,244)
2022	R$53.81	113,161	2,639		115,800	115,800
2023	R$51.45	367,903	15,665		383,568		268,534	115,034
2024	R$55.27		3,371,612	(890,869)	2,480,743	337,465	220,540	302,738	1,620,000
Number of stock options		592,749	3,392,475	(1,005,113)	2,980,111	453,265	489,074	417,772	1,620,000

Book value		26,744	81,276	(47,794)	60,226
Book value of the previous year		18,425	8,319		26,744

Disclosure of number and weighted average exercise prices of share options [text block]
22.2 Restricted shares plan (“Performance Shares”)
Each performance share corresponds to 1 (one) common, registered, book-entry share with no par value issued by the Company, to be delivered to the beneficiary once the conditions established in this plan have been met.
The acquisition of rights to the beneficiaries is subject to: (i) continued permanence of the beneficiaries as directors of the Company during the vesting period, (ii) achievement of the goals assigned in the programs and (iii) any other conditions determined by the Board of Directors in each grant made.
The vesting period may last up to 5 (five) years, starting from the date of grant, according to the characteristics of each plan.
The number of performance shares to be effectively delivered to each beneficiary will depend on the achievement of the goals linked to the respective programs and contracts, and will be determined after the vesting period. This calculation will also consider the Total Shareholder Return (“TSR”), which is an indicator used to measure the performance of the shares of the group of companies characterized as competitors of Suzano.
If beneficiaries leave the Company before fulfilling the conditions for obtaining rights, they lose the right to exercise the restricted share option.
The plan transactions are presented below:

		Number of stock options
Year of grant	Fair value on grant date	31/12/2023	Shares granted/provisioned	Exercised	31/12/2024	Restricted year for transfer of shares
						2025	2026	2027	2029
2021	R$51.70	111,685	2,559	(114,244)
2022	R$53.81	113,161	2,639		115,800	115,800
2023	R$51.45	367,903	15,665		383,568		268,534	115,034
2024	R$55.27		3,371,612	(890,869)	2,480,743	337,465	220,540	302,738	1,620,000
Number of stock options		592,749	3,392,475	(1,005,113)	2,980,111	453,265	489,074	417,772	1,620,000

Book value		26,744	81,276	(47,794)	60,226
Book value of the previous year		18,425	8,319		26,744